Operating Segments (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Segment information
(1)	Segment information for the years ended December 31, 2021, 2020 and 2019 are as follows:

(In millions of won)
	2021
	Continuing operations							Discontinued operations
	Cellular services		Fixed-line telecommunication services	Others(*1)	Sub-total	Adjustments (*2)	Total
Total revenue	￦	14,214,407	4,790,641	362,978	19,368,026	(2,619,441)	16,748,585	2,845,424
Inter-segment revenue		1,495,934	1,112,935	10,572	2,619,441	(2,619,441)	—	462,341
External revenue		12,718,473	3,677,706	352,406	16,748,585	—	16,748,585	2,383,083
Depreciation and amortization		2,812,827	958,462	11,318	3,782,607	(110,052)	3,672,555	287,412
Operating profit (loss)		1,123,147	294,070	14,550	1,431,767	595	1,432,362	73,005
Finance income and costs, net							(160,471)	(222,406)
Gain relating to investments in subsidiaries, associates and joint ventures, net							446,300	1,502,147
Profit before income tax							1,718,191	1,352,746

(In millions of won)
	2020
	Continuing operations							Discontinued operations
	Cellular services		Fixed-line telecommunication services	Others(*1)	Sub-total	Adjustments (*2)	Total
Total revenue	￦	13,853,274	4,467,863	317,065	18,638,202	(2,550,455)	16,087,747	3,015,563
Inter-segment revenue		1,505,311	1,035,645	9,499	2,550,455	(2,550,455)	—	478,659
External revenue		12,347,963	3,432,218	307,566	16,087,747	—	16,087,747	2,536,904
Depreciation and amortization		2,892,460	874,562	10,675	3,777,697	(113,032)	3,664,665	326,417
Operating profit (loss)		1,031,887	258,973	645	1,291,505	(256,485)	1,035,020	69,614
Finance income and costs, net							(182,258)	(73,739)
Gain relating to investments in subsidiaries, associates and joint ventures, net							52,456	975,947
Profit before income tax							905,218	971,822
(In millions of won)

	2019
	Continuing operations
	Cellular services		Fixed-line telecommunication services	Others(*1)	Sub-total	Adjustments (*2)	Total	Discontinued operations
Total revenue	￦	13,787,009	3,944,260	250,409	17,981,678	(2,565,247)	15,416,431	2,729,552
Inter-segment revenue		1,563,205	984,967	17,075	2,565,247	(2,565,247)	—	405,267
External revenue		12,223,804	2,959,293	233,334	15,416,431	—	15,416,431	2,324,285
Depreciation and amortization		2,828,285	792,334	9,133	3,629,752	(88,768)	3,540,984	315,678
Operating profit (loss)		963,207	144,739	(15,095)	1,092,851	(105,797)	987,054	20,204
Finance income and costs, net							(213,220)	(82,580)
Gain relating to investments in subsidiaries, associates and joint ventures, net							33,199	416,344
Profit before income tax							807,033	353,968

(*1)
The Parent Company carried out
spin-off
of its business of managing investments in semiconductor, new Information and Communication Technologies(“ICT”) and making new investments during the year ended December 31, 2021. Accordingly, the Group reclassified SK stoa Co., Ltd. from Commerce Services segment to Others segment.

(*2)
Adjustments for operating profit (loss) are the amount differences from operating profit (loss) included in CODM report which is based on Korean IFRS to operating profit (loss) under IFRS. The reconciliation of these amounts is included in note
4-(2).
Adjustments for depreciation and amortization and operating profit (loss) also included the amount due to the consolidation adjustments, such as internal transactions.

The Group has restated the previously reported segment information for the years ended December 31, 2020 and 2019 to reflect reclassification of operating segments due to spin-off.

Reconciliation of total segment operating income to consolidated operating profit from continuing operations
(2)	Reconciliation of total segment operating profit to consolidated operating profit from continuing operations for the years ended December 31, 2021, 2020 and 2019 are as follows:

(In millions of won)
	2021		2020	2019
Total segment operating profit (Before adjustments)	￦	1,431,767	1,291,505	1,092,851
Adjustments(*1)		(44,605)	(42,927)	(54,184)

Total segment operating profit		1,387,162	1,248,578	1,038,667

Other operating income:
Gain on disposal of property and equipment and intangible assets		39,136	34,625	7,755
Others(*2)		76,627	61,126	87,828

		115,763	95,751	95,583

Other operating expenses:
Impairment loss on property and equipment and intangible assets		(3,135)	(200,705)	(42,823)
Loss on disposal of property and equipment and intangible assets		(28,158)	(25,633)	(23,821)
Donations		(12,800)	(16,051)	(16,782)
Bad debt for accounts receivable — other		(3,995)	(6,640)	(3,594)
Others(*3)		(22,475)	(60,280)	(60,176)

		(70,563)	(309,309)	(147,196)

Consolidated operating profit from continuing operations	￦	1,432,362	1,035,020	987,054

(*1)	Adjustments for operating profit included the amount due to the consolidation adjustments, such as internal transactions.

(*2)
Others for the year ended December 31, 2020 includes

~~￦~~

12 billion of gain on business transfer and others for the year ended December 31, 2019 includes

~~￦~~

70 billion of gain on business transfer, respectively, various other income with inconsequential amounts.

(*3)	Others for the years ended December 31, 2021, 2020 and 2019 include  ~~￦~~  17.0 billion,  ~~￦~~  51.2 billion and  ~~￦~~  42.4 billion of penalties, respectively, and various other expenses with inconsequential amounts.

Summary of Disaggregation of Operating Revenue
(3)	Disaggregation of operating revenues considering the economic factors that affect the amounts, timing and uncertainty of the Group’s revenue and future cash flows is as follows:

(In millions of won)
		2021		2020	2019
Goods and Services transferred at a point in time:
Cellular revenue	Goods(*1)	￦	959,932	983,431	1,151,236
Fixed-line telecommunication revenue	Goods		105,340	90,692	145,876
Other revenue	Others(*2)		328,328	284,221	198,732

			1,393,600	1,358,344	1,495,844

Goods and Services transferred over time:
Cellular revenue	Wireless service(*3)		10,100,368	9,806,719	9,538,162
	Cellular interconnection		493,820	472,215	494,267
	Other(*4)		1,164,353	1,085,598	1,040,139
Fixed-line telecommunication revenue	Fixed-line service		217,000	230,401	225,557
	Cellular interconnection		69,769	83,762	92,396
	Internet Protocol Television(*5)		1,786,765	1,606,740	1,285,831
	International calls		162,379	160,293	137,902
	Internet service and miscellaneous(*6)		1,336,453	1,260,330	1,071,731
Other revenue	Miscellaneous		24,078	23,345	34,602

			15,354,985	14,729,403	13,920,587

Continuing operations			16,748,585	16,087,747	15,416,431

Discontinued operations			2,383,083	2,536,904	2,324,285

		￦	19,131,668	18,624,651	17,740,716

(*1)	Cellular revenue includes revenue from sales of handsets and other electronic accessories.

(*2)	Miscellaneous other revenue includes revenue from considerations received for the product sales-type data broadcasting channel use, and sales of goods through data broadcasting.

(*3)	Wireless service includes revenue from wireless voice and data transmission services principally derived from usage charges to wireless subscribers.

(*4)	Other revenue includes revenue from billing and collection services as well as other miscellaneous services.

(*5)	IPTV service revenue includes revenue from IPTV services principally derived from usage charges to IPTV subscribers.

(*6)	Internet service includes revenue from the high speed broadband internet service principally derived from usage charges to subscribers as well as other miscellaneous services.